Revenue - Revenue by customer (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	100.00%	100.00%	100.00%	100.00%
BMY
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	2.00%	86.00%	18.00%	78.00%
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	72.00%	14.00%	55.00%	21.00%
Merck KGaA, Darmstadt, Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	26.00%	0.00%	21.00%	0.00%
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	0.00%	0.00%	6.00%	1.00%